Note 13 - Related Party Transactions (Details)	Dec. 31, 2015 USD ($) $ / shares shares
The IBS Turnaround Fund (LP) (A Limited Partnership) [Member] | IBS Capital LLC [Member]
Investment	$ 531,960
OID/Discount (in dollars per share) | $ / shares	$ 0.66
Principal	$ 806,000
Shares Issuable at 0.92, excluding interest (in shares) | shares	876,087
The IBS Turnaround Fund (QP) (A Limited Partnership) [Member] | IBS Capital LLC [Member]
Investment	$ 1,118,040
OID/Discount (in dollars per share) | $ / shares	$ 0.66
Principal	$ 1,694,000
Shares Issuable at 0.92, excluding interest (in shares) | shares	1,841,304
The IBS Opportunity Fund Ltd. [Member] | IBS Capital LLC [Member]
Investment	$ 350,000
OID/Discount (in dollars per share) | $ / shares	$ 0.66
Principal	$ 530,303
Shares Issuable at 0.92, excluding interest (in shares) | shares	576,416
Investment	$ 2,000,000
Principal	$ 3,030,303
Shares Issuable at 0.92, excluding interest (in shares) | shares	3,293,807